NOTE 13: SECURED LOAN PAYABLE (Tables)	12 Months Ended
Dec. 31, 2019
Note 13 Secured Loan Payable
Disclosure of detailed information about secured loan payable
	As at December 31,
	2019	2018	2017
Balance, beginning of period	$717,460	$676,849	$638,537
Interest	44,251	40,611	38,312
Balance, end of period	$761,711	$717,460	$676,849